SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Concentration and risk
Accounts receivable	¥ 268,557,176	¥ 101,320,063		$ 42,142,481
Advances from customers	17,266,994	40,062,189		2,709,568
Accounts payable	538,930,163	395,826,435		$ 84,569,903
Total purchases | Suppliers risk | Supplier A
Concentration and risk
Total purchases			¥ 225,527,597
Concentration risk (as a percent)			15.00%
Total purchases | Suppliers risk | Supplier B
Concentration and risk
Total purchases			¥ 173,723,118
Concentration risk (as a percent)			11.00%
Total purchases | Suppliers risk | Supplier C
Concentration and risk
Total purchases	¥ 298,264,146
Concentration risk (as a percent)	12.00%
Accounts receivable | Customer risk | Customer Y
Concentration and risk
Accounts receivable	¥ 117,742,621	¥ 30,309,591
Concentration risk (as a percent)	44.00%	30.00%
Advances from customers | Customer risk | Customer Z
Concentration and risk
Advances from customers		¥ 20,876,460
Concentration risk (as a percent)		52.00%